Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 11	£ 10	£ 9
Annual incentive plan	6	13	13
Non-Executive Directors’ fees	1	1	1
Share-based payments	12	19	12
Post employment benefits	2	2	1
Termination benefits	0	0	2
Key management personnel remuneration	£ 32	£ 45	£ 38